ACCOUNTS PAYABLE AND ACCRUALS - OTHER: (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accruals - Other
Schedule of accounts payable and accruals - other
	December 31
	2016	2017
	U.S. dollars in thousands
Accrual for repayment of grants to IIA, see note 11c	—	2,300
Expenses payable	302	724
Salary and related expenses, including social security and other taxes	277	588
Accrual for vacation days and recreation pay for employees	166	248
Other	23	33
	768	3,893